Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12,631,909	$ 12,453,553
Less accumulated depreciation	(7,740,756)	(7,165,914)
Property, plant and equipment, net, total	4,891,153	5,287,639
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	585,057	576,511
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,033,610	1,018,342
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,229,602	10,080,640
Proved Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	586,362	584,466
Construction in Process and Equipment Deposits [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 197,278	$ 193,594